Taxes Based on Income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated income (loss) before taxes for U.S. and international operations
U.S.	$ (64.6)	$ (45.7)	$ (518.0)
International	297.5	284.7	(408.6)
Income (loss) from continuing operations before taxes	$ 232.9	$ 239.0	$ (926.6)